Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Royalty revenue received	$ 5,704	$ 6,776	$ 7,480
Government grants and tax incentives and credits received	905	3,819	1,118
Payments to suppliers and employees (inclusive of goods and services tax)	(60,110)	(60,835)	(72,683)
Interest received	3,549	1,778	796
Income taxes (paid)/received	(2)	4	20
Net cash (outflows) in operating activities	(49,954)	(48,458)	(63,269)
Cash flows from investing activities
Payments for property, plant and equipment	(680)	(271)	(264)
Receipts from investment in sublease	241	234	120
Receipt of security deposits	609	0	0
Payments for licenses	(50)	(60)	(50)
Net cash inflows/(outflows) in investing activities	120	(97)	(194)
Cash flows from financing activities
Repayment of borrowings	(7,824)	(10,000)	0
Payment of transaction costs from borrowings	(1,348)	(1,559)	(574)
Interest and other costs of finance paid	(5,266)	(5,717)	(6,014)
Proceeds from issue of shares	161,205	65,406	88,635
Proceeds from exercise of options	5,177	0	0
Proceeds from issue of warrants	1,647	0	0
Payments for share issue costs	(4,314)	(4,356)	(4,889)
Payments for lease liabilities	(1,941)	(3,522)	(2,656)
Net cash inflows by financing activities	147,336	40,252	74,502
Net increase/(decrease) in cash and cash equivalents	97,502	(8,303)	11,039
Cash and cash equivalents at beginning of period	62,960	71,318	60,447
Foreign exchange gain/(loss) on the translation of foreign bank accounts	1,089	(55)	(168)
Cash and cash equivalents at end of period	$ 161,551	$ 62,960	$ 71,318